Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 691	$ 638	$ 548
Allowance for uncollectible accounts	(3)	(3)	(3)
Trade accounts receivable - net	$ 688	$ 635	$ 545